Derivative instruments - Revenue from Foreign Exchange and Other Trading (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Foreign exchange	$ 687	$ 743	$ 578
Other trading revenue (loss)	14	25	(8)
Total foreign exchange and other trading revenue	$ 701	$ 768	$ 570